STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Universal life and investment-type product policy fee income	$ 152	$ 91	$ 131
Premiums	1	1	25
Net investment income (loss):
Investment income (loss) from derivatives	(9)	13	8
Other investment income (loss)	38	37	84
Net investment income (loss)	29	50	92
Investment gains (losses), net:
Total other-than-temporary impairment losses	(1)	(10)	(6)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Net impairment losses recognized	(1)	(10)	(6)
Other investment gains (losses), net	0	4	74
Total investment gains (losses), net	(1)	(6)	68
Equity in earnings (loss) of AllianceBernstein	5	1	5
Other income (loss)	9	8	5
Increase (decrease) in the fair value of the reinsurance contract asset	0	0	(7)
Total revenues	195	145	319
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	39	31	78
Interest credited to policyholders’ account balances	36	39	65
Compensation and benefits	36	29	32
Commissions	121	73	80
Amortization of deferred policy acquisition costs and value of business acquired	35	14	21
Capitalization of deferred policy acquisition costs	(108)	(78)	(81)
Amortization of deferred cost of reinsurance	8	8	4
Rent expense	2	2	2
Other operating costs and expenses	56	37	74
Total benefits and other deductions	225	155	275
Earnings (loss), before income taxes	(30)	(10)	44
Income tax (expense) benefit	13	5	(16)
Net Earnings (Loss)	$ (17)	$ (5)	$ 28